Cover	Oct. 19, 2021
Cover [Abstract]
Entity Registrant Name	GROVE, INC.
Entity Central Index Key	0001775194
Document Type	8-K/A
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 19, 2021
Entity Incorporation State Country Code	NV
Entity File Number	001-40535
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	1710 Whitney Mesa Drive
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89014
City Area Code	701
Local Phone Number	353-5425
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Ex Transition Period	false